Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grant, description		Options granted may be either incentive stock options or nonstatutory stock options.
Grant date fair value of options vested, per share	$ 3.13	$ 0.42	$ 0.35
Grant date fair value of options vested	$ 390	$ 339	$ 72
Unrecognized compensation cost	$ 5,600	$ 682
Weighted average period for recognition of compensation costs	3 years 5 months	2 years 10 months 24 days
Options to purchase shares granted to employees	1,911,137	1,642,799	1,190,349
Two Thousand Eight Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option issued				38,059
Stock option issued, exercise price				$ 0.80
Stock option vesting period				3 years
Stock option expiration period				Sep. 30, 2014
Two Thousand Eight Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of stock option plan		10 years
Two Thousand Eight Stock Option Plan [Member] | Ten Percent Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of stock option plan		5 years
Two Thousand Eight Stock Option Plan [Member] | Minimum | Ten Percent Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of fair value of common stock, percentage		110.00%
Two Thousand Eight Stock Option Plan [Member] | Nonstatutory Options [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of fair value of common stock, percentage		85.00%